UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 140.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 140.4% (100.0% of Total Investments)

	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 260	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 182,931
230	5.125%, 1/01/37	1/15 at 100.00	Caa1	161,920
490	Total Consumer Discretionary			344,851

	Consumer Staples – 5.0% (3.6% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
630	4.500%, 6/01/23	6/17 at 100.00	BB	620,090
5,075	4.750%, 6/01/34	6/17 at 100.00	B2	3,802,645
835	5.000%, 6/01/41	6/17 at 100.00	B2	621,165
6,540	Total Consumer Staples			5,043,900

	Education and Civic Organizations – 12.1% (8.6% of Total Investments)
375	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	540,630
	Bonds, Tender Option Bond Trust 3359, 18.133%, 12/15/36 (IF) (4)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue,
	Series 2013A:
255	5.000%, 7/01/38	7/23 at 100.00	AA	277,751
340	5.000%, 7/01/43	7/23 at 100.00	AA	369,934
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	No Opt. Call	BBB	250,878
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,105	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	AA–	1,200,594
735	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	AA–	787,927
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA–	1,027,356
	2006A, 5.000%, 7/01/36 – AMBAC Insured
665	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	911,742
	Option Bond Trust 3922, 13.578%, 7/01/19 (IF)
650	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	963,268
	Option Bond Trust 4741, 13.782%, 7/01/44 (IF) (4)
300	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	323,871
	5.000%, 7/01/42
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
260	5.000%, 7/01/32	7/21 at 100.00	BBB+	274,682
170	5.000%, 7/01/37	7/21 at 100.00	BBB+	177,203
390	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	424,796
	2013D, 5.000%, 7/01/38
225	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	238,358
	5.000%, 12/01/25
135	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	145,176
	5.000%, 12/01/30
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	395,213
	5.750%, 12/01/27 (Alternative Minimum Tax)
1,185	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	1,236,713
	4.250%, 12/01/25 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 4736:
560	11.799%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	600,141
370	13.711%, 12/01/27 (Alternative Minimum Tax) (IF) (4)	12/23 at 100.00	AA	372,486
300	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	438,972
	Bond Trust PA-4643, 19.767%, 6/01/30 (IF) (4)
250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	4/22 at 100.00	BBB–	215,115
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project,
	Refunding Series 2012, 5.125%, 4/01/32
75	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	10/22 at 100.00	A–	69,736
	Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico
	Project, Refunding Series 2012, 5.000%, 10/01/31
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	No Opt. Call	BBB–	438,785
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.500%, 12/01/31
315	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.053%,	No Opt. Call	AA–	455,988
	5/01/21 (IF) (4)
10,730	Total Education and Civic Organizations			12,137,315
	Financials – 1.7% (1.2% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	No Opt. Call	N/R	850,077
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	830,295
	Project, Series 2002, 5.750%, 10/01/21
1,600	Total Financials			1,680,372
	Health Care – 14.0% (10.0% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	310,685
	2004A, 5.750%, 2/15/34
710	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	764,400
	Series 2008A, 5.000%, 7/01/27
370	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	487,320
	Tender Option Bond Trust 3018, 18.591%, 7/01/38 – AGC Insured (IF) (4)
850	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	931,898
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
180	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	BBB+	203,843
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
420	5.250%, 7/01/31	7/23 at 100.00	BBB	452,827
225	5.500%, 7/01/43	7/23 at 100.00	BBB	238,820
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	909,608
	Medical Center, Series 2007, 5.000%, 7/01/37
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	1,559,295
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	132,765
	Hospital, Series 2005A, 5.500%, 7/01/36
440	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	448,272
	Center, Series 2006B, 5.000%, 7/01/36
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	183,829
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
1,040	3.750%, 7/01/27	No Opt. Call	A3	1,032,710
500	5.000%, 7/01/31	7/22 at 100.00	A3	543,880
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A	261,034
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
1,225	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA	1,286,642
	2007, 5.000%, 7/01/38 – AGC Insured
125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	126,335
	Corporation, Series 2005B, 5.000%, 7/01/25 – RAAI Insured
1,555	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	1,691,622
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB+	458,034
	Care System, Series 2006A, 5.000%, 7/01/29
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	757,533
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A2	676,272
615	5.000%, 7/01/46	7/16 at 100.00	A2	624,514
13,290	Total Health Care			14,082,138
	Housing/Multifamily – 0.9% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
560	5.750%, 6/01/31	6/20 at 100.00	Baa3	611,570
300	5.875%, 6/01/42	6/20 at 100.00	Baa3	327,765
860	Total Housing/Multifamily			939,335
	Housing/Single Family – 5.3% (3.8% of Total Investments)
5,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	4/21 at 100.00	Aa2	5,332,598
	Series 2011A, 4.650%, 10/01/29
	Industrials – 0.7% (0.5% of Total Investments)
670	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	A–	694,649
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 2.125%, 12/01/29 (Mandatory
	put 12/01/17)
	Long-Term Care – 1.7% (1.2% of Total Investments)
620	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	625,134
	Evergreens Project, Series 2007, 5.625%, 1/01/38
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	BBB	250,615
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
75	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	75,301
	Series 2014, 5.250%, 1/01/44
290	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/23 at 100.00	BBB–	301,406
	Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/15 at 100.00	BBB–	500,020
	Obligated Group, Series 1998, 5.125%, 7/01/25
1,735	Total Long-Term Care			1,752,476
	Tax Obligation/General – 5.1% (3.6% of Total Investments)
75	Carlstadt School District, Bergen County, New Jersey, General Obligation Bonds, Refunding	5/24 at 100.00	AA–	88,118
	Series 2014, 5.000%, 5/01/26 (WI/DD, Settling 8/15/14)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	1,083,250
	AMBAC Insured
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,185,459
300	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	339,510
	5.000%, 8/01/27
115	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AA+	128,783
	Refunding Series 2014A, 5.000%, 1/01/37
300	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue	9/22 at 100.00	A+	327,135
	Bonds, Refunding Series 2012, 5.000%, 9/01/31
250	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	292,248
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
760	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	854,772
740	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	800,443
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
4,640	Total Tax Obligation/General			5,099,718
	Tax Obligation/Limited – 32.2% (22.9% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	753,330
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
35	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds,	No Opt. Call	Aa2	41,779
	County Guaranteed, Refunding Series 2014, 5.000%, 8/15/23
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds,	9/15 at 100.00	AA	1,049,470
	Series 2005A, 5.000%, 9/01/16 – AGM Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	BBB+	1,137,004
	2004, 5.250%, 1/01/16 – AMBAC Insured
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	749,729
	2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,594,658
	Refunding Series 2012A, 5.000%, 11/01/20
500	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	641,110
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
715	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	838,202
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds,
	Series 2012:
600	5.000%, 6/15/19	No Opt. Call	BBB+	684,492
360	5.000%, 6/15/21	No Opt. Call	BBB+	412,286
400	5.000%, 6/15/25	6/22 at 100.00	BBB+	444,276
600	5.000%, 6/15/26	6/22 at 100.00	BBB+	661,344
800	5.000%, 6/15/28	No Opt. Call	BBB+	872,432
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	No Opt. Call	AA–	1,205,148
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
65	5.125%, 6/15/27	6/17 at 100.00	Baa3	67,248
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	117,376
1,105	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A	1,217,898
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/28
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
230	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A	250,753
430	5.000%, 9/01/37	9/17 at 100.00	A	468,799
470	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA	494,106
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
250	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A	263,440
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AA–	378,767
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AA–	659,660
6,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A	2,790,900
	Appreciation Series 2010A, 0.000%, 12/15/30
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A	1,532,882
	2006A, 5.500%, 12/15/22
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	1,445,925
	5.500%, 12/15/16 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
3,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	1,273,170
3,500	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	1,380,610
6,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	2,255,820
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A	1,107,540
	5.000%, 12/15/26 – AMBAC Insured
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A	916,944
	5.000%, 12/15/24
915	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/22 at 100.00	Aa3	858,874
	Center Expansion Project, Series 2012, 3.500%, 5/01/35
255	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BB	193,861
	2006A, 4.500%, 7/01/36 – CIFG Insured
575	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of	No Opt. Call	AA+	1,066,355
	Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145, 17.994%,
	3/01/34 (IF) (4)
550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	585,514
	Lien Series 2010B, 5.250%, 10/01/29
40,350	Total Tax Obligation/Limited			32,411,702
	Transportation – 22.8% (16.3% of Total Investments)
1,000	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	AA–	1,018,090
	1/01/25 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
180	5.000%, 1/01/34	1/24 at 100.00	A1	200,808
875	4.125%, 1/01/39	1/24 at 100.00	A1	885,544
1,000	5.000%, 1/01/44	1/24 at 100.00	A1	1,096,290
325	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series	7/22 at 100.00	A	341,890
	2012A, 4.000%, 7/01/27
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	531,750
	5.000%, 1/01/40
965	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	1,053,925
	5.000%, 1/01/40
1,260	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB	1,358,116
	District Project, Series 2012, 5.000%, 1/01/27
630	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	679,625
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
575	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	B	613,272
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration
	Section 5307 Urbanized Area Formula Funds, Series 2014A:
620	5.000%, 9/15/20 (WI/DD, Settling 8/06/14)	No Opt. Call	A	713,794
620	5.000%, 9/15/21 (WI/DD, Settling 8/06/14)	No Opt. Call	A	718,382
35	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	37,982
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	364,554
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	1,094,310
1,660	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,879,552
375	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.228%,	7/22 at 100.00	A+	498,338
	1/01/43 (IF) (4)
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	255,310
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	1,564,785
	Series 2005, 5.000%, 12/01/34
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	438,080
	Eighth Series 2008, Trust 2920, 18.052%, 8/15/32 – AGM Insured (IF)
450	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	501,242
	Ninth Series 2013, 5.000%, 12/01/43
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	994,090
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/14 at 100.00	AA–	5,030,048
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
950	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	No Opt. Call	A–	1,093,260
	Refunding Series 2012, 5.000%, 11/01/22
21,370	Total Transportation			22,963,037
	U.S. Guaranteed – 27.8% (19.8% of Total Investments) (5)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/26 (Pre-refunded 1/01/15) – NPFG Insured	1/15 at 100.00	AA– (5)	1,016,730
500	5.000%, 1/01/27 (Pre-refunded 1/01/15) – NPFG Insured	1/15 at 100.00	AA– (5)	508,365
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	A– (5)	236,527
	6.000%, 7/01/25 (Pre-refunded 7/01/15)
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA+ (5)	1,941,812
	(Pre-refunded 6/15/16)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
385	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	437,533
805	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	914,842
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AA– (5)	419,596
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
700	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	730,653
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,043,790
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	542,771
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
25	6.500%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	31,177
100	6.500%, 12/01/20 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	124,706
5	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	6,382
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A (5)	975,329
1,400	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A (5)	1,476,174
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	1,012,648
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A (5)	1,006,560
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured (ETM)
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	AA– (5)	1,053,710
	Grants, Series 2005A, 5.000%, 9/15/18 (Pre-refunded 9/15/15) – FGIC Insured
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+ (5)	1,334,374
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	16,317
125	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	135,975
25	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	27,195
245	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	254,415
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	A3 (5)	12,781,294
	0.000%, 8/01/23 – NPFG Insured (ETM)
30,135	Total U.S. Guaranteed			28,028,875
	Utilities – 3.0% (2.1% of Total Investments)
1,510	Industrial Pollution Control Financing Authority of Cape May County, New Jersey, Pollution	No Opt. Call	AA–	1,856,938
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
530	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy	6/22 at 100.00	Baa3	542,026
	Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A1	275,110
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
320	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A1	342,730
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
2,610	Total Utilities			3,016,804
	Water and Sewer – 7.8% (5.5% of Total Investments)
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
670	5.000%, 10/01/23	No Opt. Call	A	776,235
2,730	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	2,706,768
1,680	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/21 at 100.00	AAA	1,674,943
	2012A, 3.250%, 9/01/31
925	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	1,194,351
	Option Bond Trust 4729, 7.345%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
670	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	755,425
640	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	689,555
7,315	Total Water and Sewer			7,797,277
$ 147,335	Total Long-Term Investments (cost $132,707,610)			141,325,047
	Variable Rate Demand Preferred Shares, at Liquidation value – (44.7)% (6)			(45,000,000)
	Other Assets Less Liabilities – 4.3%			4,354,204
	Net Assets Applicable to Common Shares – 100%			$ 100,679,251

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$141,325,047	$ —	$141,325,047

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $132,565,631.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 9,764,732
Depreciation	(1,005,316)
Net unrealized appreciation (depreciation) of investments	$ 8,759,416

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.8%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014